Consolidated Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities of continuing operations:
Net income from operations	$ 193,634	$ 47,208	$ 125,421
Less: Net income from discontinued operations	139,025	40,118	39,093
Net income from continuing operation	54,609	7,090	86,328
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 6)	86,156	54,866	41,042
Impairment of vessels (Note 6)	0	11,157	0
Gain on sale of vessels	0	0	(47,275)
Amortization and write-off of deferred financing costs	3,347	1,977	1,430
Amortization / accretion of above / below market acquired charters (Note 7)	15,864	(4,646)	6,473
Amortization of ineffective portion of derivatives	(209)	(260)	0
Equity compensation expense (Note 15)	6,918	3,786	3,790
Change in fair value of derivatives (Note 9)	10,934	(5,529)	10,959
Unrealized bonds exchange differences (Note 8)	(9,848)	6,018	(10,896)
Unrealized cash, cash equivalents and restricted cash exchange differences	0	0	(493)
Changes in operating assets and liabilities:
Trade accounts receivable, net	(750)	(1,015)	3,739
Prepayments and other assets	557	682	(6,141)
Due from related party	716	(1,847)	0
Inventories	(1,840)	1,476	(1,236)
Claims	0	0	302
Trade accounts payable	5,524	3,351	(791)
Due to related parties	1,386	1,140	(164)
Accrued liabilities	13,806	3,801	4,551
Deferred revenue	7,337	8,498	8,031
Net cash provided by operating activities of continuing operations	194,507	90,545	99,649
Cash flows from investing activities of continuing operations:
Vessel acquisitions, vessels under construction and improvements including acquired time and bareboat charter agreements (Notes 6, 7)	(1,200,981)	(451,598)	(139,781)
(Expenses paid for the sale of vessels) / Proceeds from sale of vessels, net (Note 6)	(219)	20,540	127,123
Net cash used in investing activities of continuing operations	(1,201,200)	(431,058)	(12,658)
Cash flows from financing activities of continuing operations:
Proceeds from long-term debt (Note 8)	1,582,000	392,000	206,276
Deferred financing and offering costs paid	(12,911)	(3,841)	(4,347)
Payments of long-term debt (Note 8)	(792,480)	(75,474)	(102,125)
Proceeds from rights offering (Notes 1, 14)	0	45,817	0
Rights offering costs paid	(476)	(824)	0
Repurchase of common units (Note 14)	0	(4,112)	(5,911)
Dividends paid (Note 14)	(33,813)	(12,242)	(12,155)
Net cash provided by financing activities of continuing operations	742,320	341,324	81,738
Net (decrease) / increase in cash, cash equivalents and restricted cash from continuing operations	(264,373)	811	168,729
Cash flows from discontinued operations
Operating activities	46,011	98,830	72,919
Investing activities	448,062	(16,034)	(1,451)
Financing activities	(97,332)	(34,312)	(116,829)
Net increase / (decrease) in cash, cash equivalents and restricted cash from discontinued operations	396,741	48,484	(45,361)
Net increase in cash, cash equivalents and restricted cash	132,368	49,295	123,368
Effect of exchange rate changes on cash, cash equivalents and restricted cash	0	0	493
Cash, cash equivalents and restricted cash at the beginning of the year	204,141	154,846	30,987
Cash, cash equivalents and restricted cash at the end of the year	336,509	204,141	154,848
Supplemental cash flow information
Cash paid for interest net of interest capitalized during the construction period (Note 2(m))	131,870	98,606	49,179
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	4,140	6,684	1,663
Capitalized dry-docking costs included in liabilities	4,149	4,149	29
Deferred financing costs included in liabilities	86	1,934	220
Expenses for sale of vessels included in liabilities (Note 6)	5,396	440	1,300
Seller's credit agreements in connection with the acquisition of vessel owning companies (Notes 5, 6, 8)	134,764	0	0
Sale and lease back agreements and credit facility assumed in connection with the acquisition of vessel owning companies (Notes 6, 8)	0	196,317	0
Amounts for the acquisition of vessel owning companies and companies owning vessels under construction, netted against the amount due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 5, 6, 14)	0	279,783	0
Advances for vessels under construction - related party, netted against the amount due from CMTC pursuant to the Standby Purchase Agreement (Notes 1, 5, 6, 14)	0	174,400	0
Re-issuance of treasury units in connection with the acquisition of a vessel owning company (Notes 6, 14)	0	0	6,583
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	313,988	192,420	144,635
Restricted cash- Non-current assets	22,521	11,721	10,213
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 336,509	$ 204,141	$ 154,848